Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about hedges [abstract]
Disclosure of Fair Value Measurement of Derivative Assets and Liabilities
The fair values of the derivatives as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	March 31,
	2024	2025
Derivative assets
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current assets
- Other financial assets	180,657	118,941
Non-current assets
- Other financial assets	355,245	276,647

Total	535,901	395,588

Foreign exchange forward, option and other contracts
Current assets
- Other financial assets	17,006	62,945
Non-current assets
- Other financial assets	14	24,845

Total	17,019	87,790

Total derivative assets	552,921	483,378

	Yen in millions
	March 31,
	2024	2025
Derivative financial liabilities
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current liabilities
- Other financial liabilities	(91,120)	(60,584)
Non-current liabilities
- Other financial liabilities	(286,396)	(243,087)

Total	(377,516)	(303,670)

Foreign exchange forward, option and other contracts
Current liabilities
- Other financial liabilities	(54,086)	(14,711)
Non-current liabilities
- Other financial liabilities	(588)	(1,500)

Total	(54,673)	(16,211)

Total derivative liabilities	(432,189)	(319,881)

Disclosure of Derivatives Notional Amount
The amount of underlying notional of derivatives as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	March 31,
	2024	2025
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap	31,825,306	32,257,298
Foreign exchange forward, option and other contracts	4,217,529	5,492,347

Total	36,042,835	37,749,645